MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 575,871	$ 588,147	$ 538,543
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	239,241	245,361	222,597
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	131,086	137,559	130,910
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	99,678	97,838	85,740
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,894	44,489	42,545
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,457	28,679	25,606
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,515	$ 34,221	$ 31,145